Related Party Transactions - Schedule of Summarizes Borrowing Transactions (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Related Party Transaction [Line Items]
Borrowing/ Collecting Amount	$ 7,926,346	$ 11,241,303	$ 7,606,540
Payment/ Lending Amount	7,383,616	10,025,547
Tao Ling [Member]
Related Party Transaction [Line Items]
Borrowing/ Collecting Amount	3,682,496	4,039,254
Payment/ Lending Amount	3,654,766	3,782,463
Xiaohong Yin [Member]
Related Party Transaction [Line Items]
Borrowing/ Collecting Amount	1,921,484	2,992,657
Payment/ Lending Amount	2,520,444	3,253,431
Peizhen Zhang [Member]
Related Party Transaction [Line Items]
Borrowing/ Collecting Amount	110,919	152,687
Payment/ Lending Amount
Bozhen Gong [Member]
Related Party Transaction [Line Items]
Borrowing/ Collecting Amount	531,023	83,284
Payment/ Lending Amount	302,253
Ying Ling [Member]
Related Party Transaction [Line Items]
Borrowing/ Collecting Amount	151,127	83,284
Payment/ Lending Amount	151,127	138,806
Nanjing Shun yi Jing Electric Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Borrowing/ Collecting Amount	311,958	1,628,600
Payment/ Lending Amount	305,026	806,877
Midea International Co., Ltd [Member]
Related Party Transaction [Line Items]
Borrowing/ Collecting Amount	1,217,339	1,859,000
Payment/ Lending Amount	$ 450,000	1,808,000
Rongxin Ling [Member]
Related Party Transaction [Line Items]
Borrowing/ Collecting Amount		208,209
Payment/ Lending Amount
Jing Ling [Member]
Related Party Transaction [Line Items]
Borrowing/ Collecting Amount		194,328
Payment/ Lending Amount		55,522
Yun Tan [Member]
Related Party Transaction [Line Items]
Borrowing/ Collecting Amount
Payment/ Lending Amount		$ 180,448